Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Probability of Tax Benefit, Percentage				50.00%			50.00%
Accounts receivable, net	$ 3,718,000		$ 2,191,000	$ 3,718,000			$ 3,428,000	$ 2,191,000
Allowance for Doubtful Accounts Receivable	29,000		0	29,000			25,000	0
Unbilled Receivables, Current	1,147,000			1,147,000			699,000
Inventory Write-down				4,000
Accounts Receivable, Gross			2,191,000				3,428,000	2,191,000
Accrued Fees and Other Revenue Receivable			377,000				699,000	377,000
Royalty Agreement With QVC [Member]
Accounts Receivable, Gross	1,901,000		1,800,000	1,901,000			1,901,000	1,800,000
Revenue From Royalty Percentage	62.00%	67.00%		62.00%	67.00%		59.00%
Royalty Revenue, Total	1,992,000	1,900,000		3,984,000	3,800,000		7,700,000
Accounts Receivables, Percentage	51.00%		82.00%	51.00%			55.00%	82.00%
Royalty Agreement With QVC [Member] | Predecessor [Member]
Revenue From Royalty Percentage						62.00%
Royalty Revenue, Total						5,400,000
Royalty Agreement With QVC [Member] | Successor [Member]
Revenue From Royalty Percentage			67.00%
Royalty Revenue, Total			1,900,000
Royalty Agreement With LCNY [Member]
Accounts Receivable, Gross	1,397,000		400,000	1,397,000		2,500,000	699,000	400,000
Revenue From Royalty Percentage	16.00%	13.00%	13.00%	16.00%	13.00%	28.00%	13.00%
Royalty Revenue, Total	500,000	375,000		1,000,000	750,000		1,700,000	400,000
Accounts Receivables, Percentage	38.00%		18.00%	38.00%			20.00%	18.00%
Term Of License Agreement Description							The initial term of the LCNY Agreement continues through July 31, 2013, after which there is an initial renewal term through July 31, 2016, followed by four one-year renewal terms through July 31, 2020, unless otherwise terminated based on the terms of the FNP License Agreement.
Royalty Agreement With LCNY [Member] | Predecessor [Member]
Deferred Revenue						$ 9,000,000
Maximum [Member]
Property, Plant and Equipment, Useful Life							7 years
Minimum [Member]
Property, Plant and Equipment, Useful Life							3 years